Intangible Assets (Details1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated amortization expense
2013	$ 223
2014	223
2015	223
2016	223
2017	223
Thereafter	1,685
Total	$ 2,800